Intangible assets and goodwill (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Intangible assets and goodwill
Net balance		R$ 1,377,232		R$ 1,050,357		R$ 281,475
Cost
Intangible assets and goodwill
Net balance		1,699,769		1,168,697
Amortization
Intangible assets and goodwill
Net balance		(185,814)		(118,340)		(82,730)
Impairment
Intangible assets and goodwill
Net balance		(136,723)
Intangible assets under development
Intangible assets and goodwill
Net balance	[1]	41,707		7,723
Intangible assets under development | Cost
Intangible assets and goodwill
Net balance	[1]	41,707		7,723
Intangible assets under development | Amortization
Intangible assets and goodwill
Net balance		0	[1]	0	[1]	0
Intangible assets under development | Impairment
Intangible assets and goodwill
Net balance	[1]	0
Brands and patents
Intangible assets and goodwill
Net balance		29		25
Brands and patents | Cost
Intangible assets and goodwill
Net balance		29		25
Brands and patents | Amortization
Intangible assets and goodwill
Net balance		0		0
Brands and patents | Impairment
Intangible assets and goodwill
Net balance		0
Software license
Intangible assets and goodwill
Net balance		R$ 4,977		R$ 4,139
Software license | Minimum
Intangible assets and goodwill
Average annual amortization rates %		20.00%		20.00%
Software license | Maximum
Intangible assets and goodwill
Average annual amortization rates %		50.00%		50.00%
Software license | Cost
Intangible assets and goodwill
Net balance		R$ 10,112		R$ 7,449
Software license | Amortization
Intangible assets and goodwill
Net balance		(5,135)		R$ (3,310)		(2,172)
Software license | Impairment
Intangible assets and goodwill
Net balance		R$ 0
Database
Intangible assets and goodwill
Average annual amortization rates %		10.00%		10.00%
Net balance		R$ 253		R$ 333
Database | Cost
Intangible assets and goodwill
Net balance		800		800
Database | Amortization
Intangible assets and goodwill
Net balance		(547)		(467)		(387)
Database | Impairment
Intangible assets and goodwill
Net balance		0
Goodwill
Intangible assets and goodwill
Net balance		923,439		813,912
Goodwill | Cost
Intangible assets and goodwill
Net balance		1,060,162		813,912
Goodwill | Amortization
Intangible assets and goodwill
Net balance		0		R$ 0
Goodwill | Impairment
Intangible assets and goodwill
Net balance		R$ (136,723)
Customer portfolio
Intangible assets and goodwill
Average annual amortization rates %		10.00%		10.00%
Net balance		R$ 36,481		R$ 38,751
Customer portfolio | Cost
Intangible assets and goodwill
Net balance		131,448		118,854
Customer portfolio | Amortization
Intangible assets and goodwill
Net balance		(94,967)		R$ (80,103)		(67,524)
Customer portfolio | Impairment
Intangible assets and goodwill
Net balance		R$ 0
Non-compete
Intangible assets and goodwill
Average annual amortization rates %	[1]	20.00%		20.00%
Net balance	[1]	R$ 1,551		R$ 2,360
Non-compete | Cost
Intangible assets and goodwill
Net balance	[1]	2,697		2,697
Non-compete | Amortization
Intangible assets and goodwill
Net balance	[1]	(1,146)		(337)		0
Non-compete | Impairment
Intangible assets and goodwill
Net balance		0
Platform
Intangible assets and goodwill
Net balance		R$ 368,795		R$ 183,114
Platform | Minimum
Intangible assets and goodwill
Average annual amortization rates %		10.00%		10.00%
Platform | Maximum
Intangible assets and goodwill
Average annual amortization rates %		20.00%		20.00%
Platform | Cost
Intangible assets and goodwill
Net balance		R$ 452,814		R$ 217,237
Platform | Amortization
Intangible assets and goodwill
Net balance		(84,019)		R$ (34,123)		R$ (12,647)
Platform | Impairment
Intangible assets and goodwill
Net balance		R$ 0

[1]	Refers to the non-compete agreement between former stakeholders from Smarkio and D1 after the conclusion of acquisition of this subsidiary.